Expense Example	Nov. 01, 2025 USD ($)
Advisor Shares Dorsey Wright A D R E T F [Member] | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	364
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,416
Advisor Shares Dorsey Wright F S M U S Core E T F [Member] | AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
Advisorshares Dorsey Wright Fsm All Cap World Etf [Member] | AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
Advisorshares Dorsey Wright Short Etf [Member] | AdvisorShares Dorsey Wright Short ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	618
Expense Example, with Redemption, 3 Years	1,912
Expense Example, with Redemption, 5 Years	3,164
Expense Example, with Redemption, 10 Years	6,115
Advisor Shares Focused Equity Etf [Member] | AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	965
Advisor Shares Gerber Kawasaki Etf [Member] | AdvisorShares Gerber Kawasaki ETF | AdvisorShares Gerber Kawasaki ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	362
Expense Example, with Redemption, 5 Years	666
Expense Example, with Redemption, 10 Years	1,532
Advisor Shares Hotel E T F [Member] | AdvisorShares Hotel ETF | AdvisorShares Hotel ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	711
Expense Example, with Redemption, 5 Years	1,347
Expense Example, with Redemption, 10 Years	3,059
Advisor Shares Hvac And Industrials Etf [Member] | AdvisorShares HVAC and Industrials ETF | AdvisorShares HVAC and Industrials ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	5,415
Expense Example, with Redemption, 5 Years	7,973
Expense Example, with Redemption, 10 Years	9,967
Advisor Shares Insider Advantage Etf [Member] | AdvisorShares Insider Advantage ETF | AdvisorShares Insider Advantage ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	543
Expense Example, with Redemption, 10 Years	1,216
Advisor Shares Msos Daily Leveraged Etf [Member] | AdvisorShares MSOS Daily Leveraged ETF | AdvisorShares MSOS Daily Leveraged ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	733
Expense Example, with Redemption, 10 Years	1,663
Advisor Shares Psychedelics E T F [Member] | AdvisorShares Psychedelics ETF | AdvisorShares Psychedelics ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	497
Expense Example, with Redemption, 5 Years	917
Expense Example, with Redemption, 10 Years	2,090
Advisor Shares Pure Cannabis Etf [Member] | AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,083
Advisor Shares Pure U S Cannabis Etf [Member] | AdvisorShares Pure US Cannabis ETF | AdvisorShares Pure US Cannabis ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	447
Expense Example, with Redemption, 10 Years	999
Advisor Shares Q Dynamic Growth E T F [Member] | AdvisorShares Q Dynamic Growth ETF | AdvisorShares Q Dynamic Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	177
Expense Example, with Redemption, 3 Years	552
Expense Example, with Redemption, 5 Years	952
Expense Example, with Redemption, 10 Years	2,071
Advisor Shares Ranger Equity Bear Etf [Member] | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	364
Expense Example, with Redemption, 3 Years	1,109
Expense Example, with Redemption, 5 Years	1,873
Expense Example, with Redemption, 10 Years	3,880
Advisor Shares Restaurant E T F [Member] | AdvisorShares Restaurant ETF | AdvisorShares Restaurant ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	732
Expense Example, with Redemption, 5 Years	1,389
Expense Example, with Redemption, 10 Years	3,149
Advisor Shares S T A R Global Buy Write E T F [Member] | AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
ADVISORSHARES VICE ETF | AdvisorShares Vice ETF | AdvisorShares Vice ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	861
Expense Example, with Redemption, 10 Years	$ 1,959